SHAREHOLDERS' EQUITY (Details) (USD $)	0 Months Ended		12 Months Ended			0 Months Ended
	Jul. 26, 2010	Dec. 03, 2008 equityUnit	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 23, 2012 Grayd	Nov. 18, 2011 Grayd	Jul. 06, 2010 Meliadine Mine Project
SHAREHOLDERS' EQUITY
Issued common shares including treasury shares			172,296,610	170,859,604
Treasury shares related to restricted share unit plan			193,740	45,868
Dividends declared (in dollars per share)			$ 1.02		$ 0.64
Units issued in private placement (in units)		9,200,000
Common shares included in each unit of private placement		1
Common share purchase warrants included in each unit of private placement		0.5
Warrant exercise price (in dollars per share)		$ 47.25
Warrant exercise period		5 years
Additional warrants issued as consideration for the lead purchaser's commitment (in shares)		4,000,000
Net proceeds from private placement (in dollars)		$ 281,000,000
Share issuance costs (in dollars)		8,800,000
Additional common shares issued if all outstanding warrants are exercised		8,600,000
Business and Properties Acquisition
Number of shares issued for acquisition of mining claims and properties	15,000					68,941	1,250,477	10,210,848
Newly issued Agnico-Eagle shares value						2,400,000
Percentage of outstanding shares acquired							94.77%
Amount received as consideration for shares issued in connection with the exercise of an option granted relating to the acquisition of certain properties relating to the Goldex Mine (in dollars)	800,000
Accumulated other comprehensive loss, net of tax
Cumulative translation adjustment			(16,206,000)	(16,206,000)
Unrealized net (loss) gain on available-for-sale securities			(7,680,000)	16,350,000
Unrealized loss on derivative financial instruments			(260,000)	(4,404,000)
Unrealized loss on pension benefits liability			(4,071,000)	(5,219,000)
Tax effect of unrealized loss on derivative financial instruments			397,000	1,491,000
Tax effect of unrealized loss on pension benefits liability			509,000	882,000
Accumulated other comprehensive loss			(27,311,000)	(7,106,000)
Realized gain on disposition of available-for-sale securities reclassified due to disposition of securities			$ 9,700,000	$ 4,900,000	$ 19,500,000
Net income per share
Weighted average number of common shares outstanding - basic			171,250,179	169,352,896	162,342,686
Add : Dilutive impact of employee stock options (in shares)					1,192,530
Dilutive impact of warrants (in shares)					2,263,902
Dilutive impact of shares related to RSU plan			235,436		43,141
Weighted average number of common shares outstanding - diluted			171,485,615	169,352,896	165,842,259
Anti-dilutive shares
Employee stock options excluded from the computation of diluted weighted average common shares (in shares)			7,742,151		58,750